INCOME TAX (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Tax losses	$ 2,262	$ 2,167
Net deferred income tax assets	2,262	2,167
Resource property/investment in Pebble Partnership	(2,262)	(2,167)
Net deferred income tax liability	$ 0	$ 0